UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010


Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

InstitutionalInvestment Manager Filing this Report:

Name:    Consulta Limited

Address: 20 St. James's Street, London, United Kingdom SW1A 1ES

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Tony Baker
Title: Chief Operating Officer
Phone: +44 20 7766 5400

Signature, Place, and Date of Signing:

/s/ Tony Baker             London, United Kingdom          February 10, 2011
--------------------------------------------------------------------------------
        [Signature]             [City, State]                   [Date]

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Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _0____________________

Form 13F Information Table Entry Total: _48____________________

Form 13F Information Table Value Total: _$160,150.80___________(thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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
                           FORM 13F INFORMATION TABLE


-----------------------  --------  ----------   --------    ---------  ----  ----  -------         ----------- ---------------------
                         TITLE OF                VALUE      SHARES OR  SH/   PUT/  INVSTMT           OTHER       VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP     (x1000)      PRN AMT   PRN   CALL  DSCRTN           MANAGERS    SOLE   SHARED  NONE
-----------------------  --------  ----------   --------    ---------  ----  ----  -------         ----------- --------------------
ABBOTT LABS               COM       002824 10 0   1,035.00   21,603    SH          Defined                     Sole
AFLAC INC                 COM       001055 10 2   1,430.61   25,352    SH          Defined                     Sole
ALTRIA GROUP  INC         COM       02209S 10 3   1,473.48   59,849    SH          Defined                     Sole
AT&T INC                  COM       00206R 10 2   1,217.74   41,448    SH          Defined                     Sole
AUTOMATIC DATA
  PROCESSING IN           COM       053015 10 3   1,222.72   26,420    SH          Defined                     Sole
BAXTER INTL INC           COM       071813 10 9   1,047.73   20,698    SH          Defined                     Sole
BEMIS INC                 COM       081437 10 5   1,238.57   37,923    SH          Defined                     Sole
BERKSHIRE HATHAWAY
  INC DEL                 CL A      084670 10 8  20,235.60      168    SH          Defined                     Sole
CHEVRON CORP NEW          COM       166764 10 0   1,353.24   14,830    SH          Defined                     Sole
CHUBB CORP                COM       171232 10 1   1,413.35   23,698    SH          Defined                     Sole
CLOROX CO DEL             COM       189054 10 9   1,201.69   18,990    SH          Defined                     Sole
COCA COLA CO              COM       191216 10 0  17,494.82  266,000    SH          Defined                     Sole
CONAGRA FOODS INC         COM       205887 10 2   1,157.74   51,273    SH          Defined                     Sole
DARDEN RESTAURANTS INC    COM       237194 10 5   1,674.58   36,059    SH          Defined                     Sole
DUKE ENERGY CORP          COM       26441C 10 5   1,187.96   66,702    SH          Defined                     Sole
EXXON MOBIL CORP          COM       30231G 10 2   1,149.15   15,716    SH          Defined                     Sole
FRONTIER COMMUNICATIONS
  CORP                    COM       35906A 10 8      81.43    8,369    SH          Defined                     Sole
HONEYWELL INTL INC        COM       438516 10 6   1,510.12   28,407    SH          Defined                     Sole
HUDSON CITY BANCORP       COM       443683 10 7   1,126.55   88,426    SH          Defined                     Sole
INTEL CORP                COM       458140 10 0   1,196.84   56,911    SH          Defined                     Sole
ISHARES TR                MSCI
                       ACJPN IDX    464288 18 2   7,038.85  110,500    SH          Defined                     Sole
JOHNSON & JOHNSON         COM       478160 10 4   1,113.92   18,010    SH          Defined                     Sole
JPMORGAN CHASE & CO       COM       46625H 10 0   1,192.09   28,102    SH          Defined                     Sole
KRAFT FOODS INC           CL A      50075N 10 4   8,665.25  275,000    SH          Defined                     Sole
LILLY ELI & CO            COM       532457 10 8   1,095.77   31,272    SH          Defined                     Sole
LINEAR TECHNOLOGY CORP    COM       535678 10 6   1,419.95   41,051    SH          Defined                     Sole
LOCKHEED MARTIN CORP      COM       539830 10 9   1,030.19   14,736    SH          Defined                     Sole
LORILLARD  INC            COM       544147 10 1   1,203.41   14,665    SH          Defined                     Sole
MARATHON OIL CORP         COM       565849 10 6   1,348.23   36,409    SH          Defined                     Sole
MATTEL  INC               COM       577081 10 2   1,471.81   57,877    SH          Defined                     Sole
MCDONALDS CORP            COM       580135 10 1   1,436.95   18,720    SH          Defined                     Sole
MEREDITH CORP             COM       589433 10 1   1,400.55   40,420    SH          Defined                     Sole
PHILIP MORRIS INTL INC    COM       718172 10 9   1,361.41   23,260    SH          Defined                     Sole
PITNEY BOWES INC          COM       724479 10 0   1,216.11   50,294    SH          Defined                     Sole
PRAXAIR  INC              COM       74005P 10 4   1,343.36   14,071    SH          Defined                     Sole
PRICE T ROWE GROUP INC    COM       74144T 10 8   1,539.54   23,854    SH          Defined                     Sole
SELECT SECTOR SPDR TR     SBI INT-
                          ENERGY    81369Y 50 6  44,157.75  647,000    SH          Defined                     Sole
SPDR GOLD TRUST           GOLD SHS  78463V 10 7   1,942.08   14,000    SH          Defined                     Sole
SPDR S&P 500 ETF TR       TR UNIT   78462F 10 3   8,425.25   67,000    SH          Defined                     Sole
SPECTRA ENERGY CORP       COM       847560 10 9   1,476.56   59,086    SH          Defined                     Sole
TECO ENERGY INC           COM       872375 10 0   1,327.86   74,599    SH          Defined                     Sole
TRAVELERS COMPANIES
  INC                     COM       89417E 10 9   1,277.15   22,925    SH          Defined                     Sole
UNITED PARCEL SERVICE
  INC                     CL B      911312 10 6   1,453.92   20,032    SH          Defined                     Sole
VERIZON COMMUNICATIONS
  INC                     COM       92343V 10 4   1,247.54   34,867    SH          Defined                     Sole
WAL MART STORES INC       COM       931142 10 3   1,138.25   21,106    SH          Defined                     Sole
WASTE MGMT INC DEL        COM       94106L 10 9   1,264.97   34,309    SH          Defined                     Sole
XILINX INC                COM       983919 10 1   1,445.61   49,883    SH          Defined                     Sole
YUM BRANDS  INC           COM       988498 10 1   1,667.55   33,997    SH          Defined                     Sole
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